Basis of Presentation, Organization and Summary of Significant Accounting Policies - Composition of Investment Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 70,513	$ 10,467
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Maturity in Years	Less than 1 year	Less than 1 year
Amortized Cost	$ 70,521	$ 10,465
Unrealized Gains	0	2
Unrealized Losses	(8)
Fair Value	$ 70,513	$ 10,467